Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.37

								Origination Values																														Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values						Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score	Valuation Comments
								Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	AVM Product Name	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
XXX	2025060645	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			5.0	2.5	XXX
XXX	2025060643	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			2.5	1.0	XXX
XXX	2025060644	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			5.0	1.5	XXX
XXX	2025060638	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			3.7	4.5	XXX
XXX	2025060640	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			3.9		Appraisal (pg 1058) and title (pg 1419) reflect address has XXX. Note, Mortgage, Sales Contract and XXX do not reflect a XXX number. Address discrepancy was not addressed in the file. ; pg 1098
XXX	2025060632	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					2.1	4.0
XXX	2025060635	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			2.6	1.0	XXX
XXX	2025060637	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					1.0	2.0
XXX	2025060634	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																				1.0
XXX	2025060641	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			3.7	3.0	XXX
XXX	2025060633	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					1.0	1.0
XXX	2025060642	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0	1.5	XXX
XXX	2025060639	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	ClearCapital	XXX																																					XXX Moderate Risk
XXX	2025060629	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	ClearCapital	XXX																																					XXX Low Risk
XXX	2025060630	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0	1.5	pg XXX
XXX	2025060628	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																					Appraisal page 46 is completed "as is" but photos indicate water damage, peeling wallpaper, broken tile and siding and roof eave damage (pgs 67-68). Addendum page 73 stats repairs are completed. 1004D page 124 dated same day as appraisal shows photos of flooring replaced and states repairs completed and there is an attestation that there is no active leak inside of home and just needs painting. Flooring in the ceilings are sound, roof in the eaves are sound. Page 126.; 77
XXX	2025060627	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0	1.0	Appraisal photos page 130 show floor damage, rotted door to crawl space and damage to XXX . Page 144 appraiser states this is only cosmetic and are deferred maintenance at a cost to cure of $XXX. Addendum to purchase agreement, page 345, requires seller to have all interior and exterior garbage removed and to have ruts in yard smoothed over and seeded. LOX from borrower page 205, state all conditions have been completed.; XXX
XXX	2025060631	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX
XXX	2025060625	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																					pg 820
XXX	2025060624	XXX	XXX	XXX	XXX	No	No	XXX	XXX	XXX	URAR Form 1004	XXX																																																		2.6	3.5
XXX	1013115	XXX	XXX	XXX	XXX	No	No	XXX	XXX	XXX	XXX	0.00%	Clear Capital	XXX	3.3	3.5	Low Risk- After reconciliation of the supplied comparables, a value estimate of $XXX appears reasonable as of XXX. Extra ordinary assumptions were made in terms of interior condition/finishes, room count, etc. Supplemental comparables were researched and were considered with the original comparables in determining the value estimate. The comparables sales are acceptable and appear to be competitive in age, XXX and appeal to the subject. Some comps are located across roadways, but are from the subject's general neighborhood. After reconciliation of the supplied comparables, a value estimate of $XXX appears reasonable as of XXX. Extra ordinary assumptions were made in terms of interior condition/finishes, room count, etc. Supplemental comparables were researched and were considered with the original comparables in determining the value estimate. The comparables sales are acceptable and appear to be competitive in age, XXX and appeal to the subject. Some comps
																																																																are located across roadways, but are from the subject's general neighborhood
XXX	1013204	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					1.3	1.0	Final title is marked as subject being a XXX. Appraisal is not marked as a XXX.
XXX	1012729	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0		pg 65
XXX	1011857	XXX	XXX	XXX	XXX	No	No	XXX	XXX																																																					1.0	2.5
XXX	1013401	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			1.0	1.5	XXX